Investments in Affiliates - Gemini Shipholdings Corporation (Details) $ in Thousands			12 Months Ended
	Nov. 01, 2021 USD ($)	Jul. 01, 2021 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) item	Jun. 30, 2021
Schedule of Equity Method Investments [Line Items]
Amortization of assumed time charter			$ 21,200	$ 56,700	$ 27,600
Unearned revenue			$ 63,823	111,149
Gemini Shipholdings Corporation
Schedule of Equity Method Investments [Line Items]
Investment, ownership percentage		49.00%	100.00%
Unearned revenue				400
Gemini Shipholdings Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of voting interest acquired		51.00%				49.00%
Aggregate gross purchase price		$ 86,700
Number of vessels acquired | item		5			5
Gain on asset acquisition		$ 64,100
Assumed time charter liabilities		$ 36,001
Weighted average remaining charter duration		1 year 4 months 24 days
Amortization of assumed time charter			$ 400	$ 20,300	$ 15,300
Virage International Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of voting interest acquired		51.00%
Aggregate gross purchase price	$ 86,700